Equity and Long-Term Incentive Plans (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration date for performance based options from date of grant (in years)	10Y
Additional expiration period for performance based options in the case of death of a holder (in years)	1Y
Number of stock appreciation rights outstanding (in shares)	145,428
Number of performance based options outstanding (in shares)	495,400
Share-based compensation expense related to equity classified awards recognized for continuing operations as selling, general and administrative expense	$ 48,434		$ 47,143		$ 40,982
Income tax benefit recognized in continuing operations resulting from share-based compensation expense	18,142		15,467		10,542
Share-based compensation expense (income) for continuing operations [Abstract]
Stock options (including performance based options)	4,877		6,697		6,246
Stock appreciation rights	1,855		2,677		(4,648)
Restricted shares	43,557		40,446		34,736
Share-based compensation	50,289		49,820		36,334
Cash received from option exercises	21,768		17,663		6,556
Treatment of share-based payment awards after MSG Distribution [Abstract]
Exchange policy for each stock option and stock appreciation right outstanding at effective date of MSG Distribution	In connection with the MSG Distribution, and as provided for in the Company's equity plans, each stock option and stock appreciation right ("SAR") outstanding at the effective date of the MSG Distribution became two options and SARs, one with respect to Cablevision NY Group Class A Common Stock and one with respect to Madison Square Garden Class A common stock.
Number of trading days subsequent to the MSG Distribution to calculate weighted average trading prices of common shares	10
Distribution ratio of option/rights to common stock for MSG Distribution	1:4
Percentage of pre-MSG Distribution exercise price of option/rights allocated to Cablevision options/rights (in hundredths)	82.63%
Share-based payment award, options outstanding, additional disclosures [Abstract]
Balance at beginning of period, weighted average exercise price per share (in dollars per share)	$ 13.59	[1]
Exercised, weighted average exercise price per share (in dollars per share)	$ 10.01	[1]
Forfeited/expired, weighted average exercise price per share (in dollars per share)	$ 35.45	[1]
Transfers, weighted average exercise price per share (in dollars per share)	$ 14.06	[1],[2]
Balance at end of period, weighted average exercise price per share (in dollars per share)	$ 11.03	[1]	$ 13.59	[1]
Options exercisable at end of period, weighted average exercise price per share (in dollars per share)	$ 12.20	[1]
Options expected to vest in the future, weighted average exercise price per share (in dollars per share)	$ 9.72	[1]
Balance at beginning of period, weighted average remaining contractual term (in years)	4.94
Balance at end of period, weighted average remaining contractual term (in years)	4.16		4.94
Options exercisable at end of period, weighted average remaining contractual term (in years)	4.24
Options expected to vest in the future, weighted average remaining contractual term (in years)	4.07
Balance at beginning of period, aggregate intrinsic value	118,755	[3]
Balance at end of period, aggregate intrinsic value	163,953	[3]	118,755	[3]
Options exercisable at end of period, aggregate intrinsic value	82,630	[3]
Options expected to vest in the future, aggregate intrinsic value	81,323	[3]
In-the-money outstanding options (in shares)	7,550,427
In-the-money outstanding exercisable options (in shares)	4,179,496
Aggregate intrinsic value of options exercised	32,831
Share-based payment award, restricted shares, additional disclosures [Abstract]
Unvested award balance at beginning of period, weighted average fair value per share at date of grant (in dollars per share)	$ 18.06	[4]
Granted, weighted average fair value per share at date of grant (in dollars per share)	$ 24.02	[4]
Vested, weighted average fair value per share at date of grant (in dollars per share)	$ 23.88	[4]
Awards forfeited, weighted average fair value per share at date of grant (in dollars per share)	$ 16.27	[4]
Transfers, weighted average fair value per share at date of grant (in dollars per share)	$ 13.53	[4],[5]
Unvested award balance at end of period, weighted average fair value per share at date of grant (in dollars per share)	$ 16.23	[4]	$ 18.06	[4]
Aggregate intrinsic value of stock appreciation rights exercised	6,443		1,308		4,115
Total unrecognized compensation cost related to unvested options and restricted shares granted under stock plans	55,761
Weighted average period to recognize unrecognized compensation cost (in years)	1
Restricted shares issued to employees of Cablevision and Madison Square Garden that vested (in shares)	2,119,364
Number of restricted shares surrendered by employees of Company and Madison Square Garden (in shares)	866,426
Aggregate value of restricted shares surrendered by employees of Company and Madison Square Garden	22,542
Madison Square Garden [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock appreciation rights outstanding (in shares)	12,576
Number of performance based options outstanding (in shares)	82,200
Treatment of share-based payment awards after MSG Distribution [Abstract]
Percentage of pre-MSG Distribution exercise price of option/rights allocated to new options/rights (in hundredths)	17.37%
Share-based payment award, options outstanding, additional disclosures [Abstract]
Balance at beginning of period, weighted average exercise price per share (in dollars per share)	$ 15.65	[1]
Exercised, weighted average exercise price per share (in dollars per share)	$ 9.02	[1]
Forfeited/expired, weighted average exercise price per share (in dollars per share)	$ 35.23	[1]
Transfers, weighted average exercise price per share (in dollars per share)	$ 14.06	[1],[2]
Balance at end of period, weighted average exercise price per share (in dollars per share)	$ 13.66	[1]
Options exercisable at end of period, weighted average exercise price per share (in dollars per share)	$ 13.66	[1]
Balance at beginning of period, weighted average remaining contractual term (in years)	5.06
Balance at end of period, weighted average remaining contractual term (in years)	4.85
Options exercisable at end of period, weighted average remaining contractual term (in years)	4.85
Balance at beginning of period, aggregate intrinsic value	5,698	[3]
Balance at end of period, aggregate intrinsic value	7,672	[3]
Options exercisable at end of period, aggregate intrinsic value	7,672	[3]
Share-based payment award, restricted shares, additional disclosures [Abstract]
Unvested award balance at beginning of period, weighted average fair value per share at date of grant (in dollars per share)	$ 17.16	[4]
Granted, weighted average fair value per share at date of grant (in dollars per share)	$ 0.00	[4]
Vested, weighted average fair value per share at date of grant (in dollars per share)	$ 24.16	[4]
Awards forfeited, weighted average fair value per share at date of grant (in dollars per share)	$ 12.77	[4]
Transfers, weighted average fair value per share at date of grant (in dollars per share)	$ 13.53	[4],[5]
Unvested award balance at end of period, weighted average fair value per share at date of grant (in dollars per share)	$ 12.17	[4]
Madison Square Garden [Member] | Time Vesting Options [Member]
Share-based payment award, options outstanding [Roll Forward]
Balance at beginning of period (in shares)	456,306
Exercised (in shares)	(149,131)
Forfeited/expired (in shares)	(13,000)
Transfers (in shares)	3,700	[2]
Balance at end of period (in shares)	297,875
Options exercisable at end of period (in shares)	297,875
Madison Square Garden [Member] | Performance Vesting Options [Member]
Share-based payment award, options outstanding [Roll Forward]
Balance at beginning of period (in shares)	82,200
Exercised (in shares)	0
Forfeited/expired (in shares)	0
Transfers (in shares)	0	[2]
Balance at end of period (in shares)	82,200
Options exercisable at end of period (in shares)	82,200
Madison Square Garden [Member] | Restricted Shares [Member]
Share-based payment award, restricted shares [Roll Forward]
Unvested award balance at beginning of period (in shares)	1,515,974
Granted (in shares)	0
Vested (in shares)	(262,544)
Awards forfeited (in shares)	(143,210)
Transfers (in shares)	106,900	[5]
Unvested award balance at end of period (in shares)	1,217,120
Cablevision Systems Corporation Employee Stock Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of Class A common stock available for grant, subject to certain adjustments (in shares)	46,000,000
Expiration date for stock options and stock appreciation rights from date of grant (in years)	10Y
Additional expiration period for stock options and stock appreciation rights in the case of death of a holder (in years)	1Y
Vesting period for stock options and stock appreciation rights (in years)	3Y
Annual increments for vesting rights for stock options and stock appreciation rights	Options and stock appreciation rights have typically been scheduled to vest over three years in 33-1/3% annual increments.
Cliff vesting period for restricted shares, minimum (in years)	3Y
Cliff vesting period for restricted shares, maximum (in years)	4Y
Cliff vesting period for performance based options, minimum (in years)	2Y
Cliff vesting period for performance based options, maximum (in years)	3Y
Per share special dividend (in dollars per share)	$ 10
Cablevision Systems Corporation Stock Plans for Non-Employee Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of Class A common stock available for grant, subject to certain adjustments (in shares)	1,000,000
Expiration date for stock options and stock appreciation rights from date of grant (in years)	10Y
Additional expiration period for stock options and stock appreciation rights in the case of death of a holder (in years)	1Y
Fair market value of restricted stock units awarded to each non-employee director on the date of each annual meeting of Cablevision's stockholders	40,000
Stock options granted to non-employee directors on the date of each annual meeting of Cablevision's stockholders (in shares)	4,000
Number of restricted stock units granted to non-employee directors (in shares)	52,151		68,496
Total non-employee director restricted stock units outstanding (in shares)	213,815		181,991
Per share special dividend (in dollars per share)	$ 10
Stock Options [Member]
Assumptions used to calculate fair value of stock options and stock appreciation rights [Abstract]
Fair value assumptions, method used	Black-Scholes option pricing model
Range of risk free interest rates, minimum (in hundredths)			1.40%
Range of risk free interest rates, maximum (in hundredths)			1.85%
Weighted average expected life (in years)			3.9
Dividend yield (in hundredths)			1.56%
Weighted average volatility (in hundredths)			46.69%
Weighted average grant date fair value (in dollars per share)			$ 3.46
Stock Appreciation Rights [Member]
Assumptions used to calculate fair value of stock options and stock appreciation rights [Abstract]
Fair value assumptions, method used	Black-Scholes option pricing model
Time Vesting Options [Member]
Share-based payment award, options outstanding [Roll Forward]
Balance at beginning of period (in shares)	8,820,928
Exercised (in shares)	(1,883,310)
Forfeited/expired (in shares)	(161,766)
Transfers (in shares)	(3,700)	[2]
Balance at end of period (in shares)	6,772,152
Options exercisable at end of period (in shares)	3,401,221
Options expected to vest in the future (in shares)	3,370,931
Performance Vesting Options [Member]
Share-based payment award, options outstanding [Roll Forward]
Balance at beginning of period (in shares)	570,000
Exercised (in shares)	(156,800)
Forfeited/expired (in shares)	0
Transfers (in shares)	0	[2]
Balance at end of period (in shares)	413,200
Options exercisable at end of period (in shares)	413,200
Options expected to vest in the future (in shares)	0
Restricted Shares [Member]
Share-based payment award, restricted shares [Roll Forward]
Unvested award balance at beginning of period (in shares)	7,493,310
Granted (in shares)	2,119,710
Vested (in shares)	(1,550,020)
Awards forfeited (in shares)	(226,330)
Transfers (in shares)	(106,900)	[5]
Unvested award balance at end of period (in shares)	7,729,770
Performance Restricted Shares [Member]
Share-based payment award, restricted shares [Roll Forward]
Unvested award balance at beginning of period (in shares)	0
Granted (in shares)	913,400
Vested (in shares)	(306,800)
Awards forfeited (in shares)	0
Transfers (in shares)	0	[5]
Unvested award balance at end of period (in shares)	606,600
Long-Term Incentive Plan [Member]
Long-term incentive plans [Abstract]
Vesting period for performance retention award (in years)	7
Imputed interest on interest free loans to executives under long-term incentive plan	5		44		237
Outstanding advances to executives under long-term incentive plan	0		400
Long-term incentive awards compensation expense	48,410		44,106		44,328
Accrued performance-based awards for which performance criteria had not yet been met	$ 37,271

[1]	Option exercise prices relating to activity occurring after the MSG Distribution date were adjusted to 82.63% of their pre-MSG Distribution exercise prices.
[2]	Represents the transfer of stock options for employees who transferred from/to Cablevision affiliated entities to/from Madison Square Garden during the period.
[3]	The aggregate intrinsic value is calculated as the difference between (i) the exercise price of the underlying award and (ii) the quoted price of CNYG Class A common stock on December 31, 2010 or December 31, 2009, as indicated, and December 31, 2010 in the case of the options expected to vest in the future.
[4]	Restricted share grant date fair value amounts relating to activity occurring after the MSG Distribution date were adjusted to 82.63% of their pre-MSG Distribution grant date fair value per share amount.
[5]	Represents the transfer of unvested restricted stock awards for employees who transferred from/to Cablevision affiliated entities to/from Madison Square Garden during the period.